Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Incentive Plan 2015
Share-based Compensation
Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2023	247,085	1.49	1,017
Granted during the year	87,919	—	735
Vested during the year	(335,004)	—	(1,752)
Outstanding as of December 31, 2023	—	—	—
Outstanding as of December 31, 2024	—	—	—
PCUs
Outstanding as of January 1, 2023	133,292	0.84	357
Vested during the year	(50,557)	—	(146)
Forfeited during the year	(82,735)	—	(211)
Outstanding as of December 31, 2023	—	—	—
Outstanding as of December 31, 2024	—	—	—